Janus Henderson Small-Mid Cap Value Fund Annual Fund Operating Expenses - Class A C S I N T Shares [Member] - Janus Henderson Small-Mid Cap Value Fund	Jun. 30, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding any performance adjustments to management fees, fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses) exceed 0.74% for at least a one-year period commencing on October 28, 2026. This fee waiver and/or reimbursement may be revised, extended, or terminated only at the discretion of the Board of Trustees.
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.55%
Expenses (as a percentage of Assets)	1.41%
Fee Waiver or Reimbursement	(0.39%)	[2]
Net Expenses (as a percentage of Assets)	1.02%	[2]
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.88%
Expenses (as a percentage of Assets)	2.49%
Fee Waiver or Reimbursement	(0.74%)	[2]
Net Expenses (as a percentage of Assets)	1.75%	[2]
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	2.07%
Expenses (as a percentage of Assets)	2.93%
Fee Waiver or Reimbursement	(1.78%)	[2]
Net Expenses (as a percentage of Assets)	1.15%	[2]
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.50%
Expenses (as a percentage of Assets)	1.11%
Fee Waiver or Reimbursement	(0.35%)	[2]
Net Expenses (as a percentage of Assets)	0.76%	[2]
Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.41%
Expenses (as a percentage of Assets)	1.02%
Fee Waiver or Reimbursement	(0.37%)	[2]
Net Expenses (as a percentage of Assets)	0.65%	[2]
Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.62%
Expenses (as a percentage of Assets)	1.23%
Fee Waiver or Reimbursement	(0.33%)	[2]
Net Expenses (as a percentage of Assets)	0.90%	[2]

[1]	This fee may adjust up or down monthly based on the Fund’s performance relative to its benchmark index over the performance measurement period. For more information regarding performance-based advisory fees, refer to “Management Expenses” in the Fund’s Prospectus.
[2]	The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding any performance adjustments to management fees, fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses) exceed 0.74% for at least a one-year period commencing on October 28, 2026. This fee waiver and/or reimbursement may be revised, extended, or terminated only at the discretion of the Board of Trustees.